JAMES BALANCED: GOLDEN RAINBOW FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-37.51%
	Basic Materials-1.21%
36,770	Avery Dennison Corp.	$3,745,760
36,145	Celanese Corp.	2,652,682
33,060	Innospec, Inc.	2,297,339
		8,695,781

	Consumer, Cyclical-5.15%
61,320	Best Buy Co., Inc.	3,495,240
59,940	CVS Health Corp.	3,556,240
16,930	Home Depot, Inc.	3,161,000
72,445	Insight Enterprises, Inc.*	3,052,108
45,000	McDonald's Corp.	7,440,750
37,540	Target Corp.	3,490,094
92,785	Walmart, Inc.	10,542,232
21,135	Walt Disney Co.	2,041,641
		36,779,305

	Consumer, Non-cyclical-7.94%
17,145	Anthem, Inc.	3,892,601
33,955	Eli Lilly & Co.	4,710,238
31,750	FTI Consulting, Inc.*	3,802,697
25,400	Helen of Troy, Ltd.*	3,658,362
43,170	Johnson & Johnson	5,660,882
122,105	Kroger Co.	3,677,803
62,700	Medtronic PLC	5,654,286
56,520	National HealthCare Corp.	4,054,180
212,000	Pfizer, Inc.	6,919,680
61,000	Procter & Gamble Co.	6,710,000
91,975	Tyson Foods, Inc., Class A	5,322,593
11,280	UnitedHealth Group, Inc.	2,813,006
		56,876,328

	Energy-1.57%
74,185	Chevron Corp.	5,375,445
75,038	ConocoPhillips	2,311,170
58,000	TOTAL SA, ADR	2,159,920
30,780	Valero Energy Corp.	1,396,181
		11,242,716

	Financial-4.85%
62,795	Allstate Corp.	5,760,185
53,812	American Financial Group, Inc.	3,771,145
42,605	Capital One Financial Corp.	2,148,144
6,095	Goldman Sachs Group, Inc.	942,226
108,070	JPMorgan Chase & Co.	9,729,542
42,630	Nelnet, Inc., Class A	1,935,828
41,605	PNC Financial Services Group, Inc.	3,982,431
14,000	Public Storage, REIT	2,780,540
24,298	Radian Group, Inc.	314,659
105,867	Real Estate Select Sector SPDR Fund	3,281,877
		34,646,577

	Industrial-1.99%
24,852	Caterpillar, Inc.	2,883,826
32,300	Eaton Corp. PLC	2,509,387
36,811	Generac Holdings, Inc.*	3,429,681
58,020	Magna International, Inc.	1,851,998

Shares or Principal Amount		Value
	Industrial (continued)
47,334	Republic Services, Inc.	$3,552,890
		14,227,782

	Technology-10.41%
26,160	Amgen, Inc.	5,303,417
45,000	Apple, Inc.	11,443,050
24,450	Cabot Microelectronics Corp.	2,790,723
164,310	Cisco Systems, Inc.	6,459,026
26,400	Crown Castle International Corp., REIT	3,812,160
29,728	Integer Holdings Corp.*	1,868,702
169,220	Intel Corp.	9,158,186
28,610	KEMET Corp.	691,218
22,152	Leidos Holdings, Inc.	2,030,231
17,300	Lockheed Martin Corp.	5,863,835
28,544	Micron Technology, Inc.*	1,200,561
98,325	Microsoft Corp.	15,506,836
12,890	Motorola Solutions, Inc.	1,713,339
14,965	Northrop Grumman Corp.	4,527,661
16,555	SYNNEX Corp.	1,210,170
21,380	Western Digital Corp.	889,836
		74,468,951

	Utilities-4.39%
165,450	AES Corp.	2,250,120
68,003	American Electric Power Co., Inc.	5,438,880
95,163	AT&T, Inc.	2,774,001
43,710	Entergy Corp.	4,107,429
75,233	FirstEnergy Corp.	3,014,586
37,616	PNM Resources, Inc.	1,429,408
230,055	Verizon Communications, Inc.	12,360,855
		31,375,279

TOTAL COMMON STOCKS
(Cost $257,424,270)		268,312,719

Shares or Principal Amount		Value
EXCHANGE TRADED FUNDS-1.29%
457,836	iShares® Gold Trust*	6,899,589
30,469	iShares® Silver Trust ETF*	397,620
12,974	SPDR® Gold Shares ETF*	1,920,801

TOTAL EXCHANGE TRADED FUNDS
(Cost $8,643,014)		9,218,010

Shares or Principal Amount		Value
CORPORATE BONDS-9.66%
	Consumer, Cyclical-1.93%
$5,000,000	eBay, Inc., 2.600%, 7/15/22	5,012,738
5,000,000	Home Depot, Inc., 2.700%, 4/1/23	5,155,899
785,000	McDonald's Corp., 5.700%, 2/1/39	953,906
2,000,000	Walmart, Inc., 5.250%, 9/1/35	2,747,910
		13,870,453
	Consumer, Non-cyclical-0.70%
3,000,000	Hershey Co., 4.125%, 12/1/20	3,040,803
1,950,000	Keurig Dr Pepper, Inc., 2.530%, 11/15/21	1,948,203
		4,989,006
	Financial-2.72%
8,100,000	Berkshire Hathaway, Inc., 3.750%, 8/15/21	8,370,269
2,000,000	Citigroup, Inc., 3.875%, 3/26/25	2,096,134
4,000,000	JPMorgan Chase & Co., 2.750%, 6/23/20	3,997,160

Shares or Principal Amount		Value
	Financial (continued)
$5,000,000	Wells Fargo & Co., 2.500%, 3/4/21	$5,003,614
		19,467,177
	Industrial-0.70%
1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	1,493,780
1,000,000	General Electric Co., 2.700%, 10/9/22	983,588
2,000,000	General Electric Co., 6.875%, 1/10/39	2,495,165
		4,972,533
	Technology-3.61%
2,500,000	Activision Blizzard, Inc., 2.300%, 9/15/21	2,517,285
2,500,000	Apple, Inc., 2.050%, 9/11/26	2,578,783
5,000,000	Intel Corp., 3.300%, 10/1/21	5,218,902
5,000,000	Intel Corp., 2.875%, 5/11/24	5,239,069
3,700,000	Microsoft Corp., 5.200%, 6/1/39	5,191,657
5,000,000	Oracle Corp., 2.500%, 5/15/22	5,082,892
		25,828,588
TOTAL CORPORATE BONDS
(Cost $64,882,869)		69,127,757

Shares or Principal Amount		Value
MUNICIPAL BONDS-2.63%
	Hawaii-1.38%
9,000,000	City and County of Honolulu General Obligation Unlimited Bonds, Series B, 5.000%, 11/1/25	9,858,150

	Ohio-1.25%
7,450,000	Beavercreek City School District General Obligation Unlimited Bonds, 3.250%, 12/1/36	7,748,670
1,000,000	Ohio State University General Recipients Revenue Bonds, Series C, 4.910%, 6/1/40	1,190,770
		8,939,440
TOTAL MUNICIPAL BONDS
(Cost $17,940,824)		18,797,590

Shares or Principal Amount		Value
U.S. GOVERNMENT AGENCIES-8.09%
	Federal Agricultural Mortgage Corp.-1.40%
$10,000,000	3M US L + 0.08%, 1/3/22(a)	10,006,319

	Federal Farm Credit Banks Funding Corp.-1.40%
1,000,000	2.400%, 6/19/23	1,002,742
2,500,000	2.000%, 1/23/25	2,501,681
5,725,000	2.750%, 11/6/26	6,463,378
		9,967,801
	Federal Home Loan Banks-3.15%
10,000,000	2.875%, 6/13/25	11,118,484
5,000,000	2.420%, 9/17/27	5,020,639
1,000,000	2.500%, 9/11/29	1,004,808
5,000,000	4.080%, 5/25/33	5,381,482
		22,525,413
	Tennessee Valley Authority-2.14%
10,000,000	5.250%, 9/15/39	15,329,032

TOTAL U.S. GOVERNMENT AGENCIES
(Cost $53,450,693)		57,828,565

Shares or Principal Amount		Value
MORTGAGE BACKED SECURITIES-4.09%
	Fannie Mae Pool-3.57%
7,284,522	3.500%, 9/1/33	7,839,020
16,913,797	2.500%, 1/1/57	17,659,872
		25,498,892

Shares or Principal Amount		Value
	Fannie Mae REMICS-0.52%
$3,625,997	3.500%, 5/25/47	$3,729,078

TOTAL MORTGAGE BACKED SECURITIES
(Cost $27,362,461)		29,227,970

Shares or Principal Amount		Value
U.S. TREASURY BONDS & NOTES-31.22%
	U.S. Treasury Bonds-20.48%
$25,000,000	2.625%, 11/15/20	25,385,742
30,000,000	2.000%, 8/15/25	32,467,969
35,000,000	2.750%, 2/15/28	40,820,117
20,000,000	2.625%, 2/15/29	23,385,938
10,000,000	1.625%, 8/15/29	10,858,203
1,000,000	3.000%, 8/15/48	1,390,391
10,000,000	2.250%, 8/15/49	12,166,406
		146,474,766
	U.S. Treasury Notes-8.18%
15,000,000	3.500%, 5/15/20	15,061,801
2,500,000	1.500%, 5/31/20	2,505,776
40,000,000	2.375%, 4/15/21	40,928,125
		58,495,702
	United States Treasury Inflation Indexed Bonds-2.56%
18,172,700	0.625%, 4/15/23	18,311,462

TOTAL U.S. TREASURY BONDS & NOTES
(Cost $209,131,620)		223,281,930

Shares or Principal Amount		Value
FOREIGN BONDS-1.00%
	Singapore Government Bond-1.00%
SGD 10,000,000	2.250%, 6/1/21	7,165,483

TOTAL FOREIGN BONDS
(Cost $7,460,413)		7,165,483

Shares or Principal Amount		Value
SHORT TERM INVESTMENTS-4.27%
	Mutual Fund-4.27%
30,515,624	First American Treasury Obligations Fund, Class X, 7-Day Yield .16%	30,515,624

TOTAL SHORT TERM INVESTMENTS
(Cost $30,515,624)		30,515,624

TOTAL INVESTMENT SECURITIES-99.76%
(Cost $676,811,788)		713,475,648
OTHER ASSETS IN EXCESS OF LIABILITIES-0.24%		1,739,283
NET ASSETS-100.00%		$715,214,931

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.
(a)	Floating or variable rate security. The reference rate is described below. The rate in effect as of March 31, 2020 is based on the reference rate plus the displayed spread as of the security’s last reset date.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

3M US L - 3 Month LIBOR as of March 31, 2020 was 1.45%

SGD - Singapore Dollar

See Notes to Quarterly Schedule of Investments.

JAMES SMALL CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS-93.27%
	Basic Materials-3.93%
24,030	Boise Cascade Co.	$571,433
49,635	Cleveland-Cliffs, Inc.	196,058
17,820	Schnitzer Steel Industries, Inc., Class A	232,373
		999,864

	Consumer, Cyclical-10.73%
3,730	Deckers Outdoor Corp.*	499,820
32,300	Gray Television, Inc.*	346,902
19,890	Insight Enterprises, Inc.*	837,966
33,203	MDC Holdings, Inc.	770,310
9,680	Patrick Industries, Inc.	272,589
		2,727,587

	Consumer, Non-cyclical-19.89%
6,530	FTI Consulting, Inc.*	782,098
24,198	Hillenbrand, Inc.	462,424
21,275	Ingles Markets, Inc., Class A	769,304
13,050	National HealthCare Corp.	936,077
23,440	Tivity Health, Inc.*	147,438
11,640	TriNet Group, Inc.*	438,362
17,800	TrueBlue, Inc.*	227,128
27,620	Village Super Market, Inc., Class A	678,900
14,790	Weis Markets, Inc.	616,151
		5,057,882

	Energy-2.40%
51,100	Frontline, Ltd.	491,071
39,365	WPX Energy, Inc.*	120,063
		611,134

	Financial-16.53%
33,780	American Equity Investment Life Holding Co.	635,064
32,325	Chimera Investment Corp., REIT	294,157
77,700	First BanCorp	413,364
165,655	Genworth Financial, Inc., Class A*	549,975
55,410	Ladder Capital Corp., REIT	262,643
8,240	LGI Homes, Inc.*	372,036
16,875	Piper Sandler Cos.	853,369
40,575	TPG Specialty Lending, Inc.	564,804
24,980	Xenia Hotels & Resorts, Inc., REIT	257,294
		4,202,706

	Industrial-6.87%
18,955	Encore Wire Corp.	795,920
9,580	Generac Holdings, Inc.*	892,569
17,935	Modine Manufacturing Co.*	58,289
		1,746,778

	Technology-26.80%
7,400	Avnet, Inc.	185,740
4,465	Cabot Microelectronics Corp.	509,635
13,883	Deluxe Corp.	359,986
87,060	Innoviva, Inc.*	1,023,826
14,190	Integer Holdings Corp.*	891,983
42,090	KEMET Corp.	1,016,894

Shares		Value
	Technology (continued)
32,945	Nova Measuring Instruments, Ltd.*	$1,075,654
21,060	Sykes Enterprises, Inc.*	571,147
6,865	SYNNEX Corp.	501,832
47,010	Vishay Intertechnology, Inc.	677,414
		6,814,111

	Utilities-6.12%
5,085	IDACORP, Inc.	446,412
13,875	PNM Resources, Inc.	527,250
12,135	Portland General Electric Co.	581,752
		1,555,414

TOTAL COMMON STOCKS
(Cost $27,991,037)		23,715,476

Shares	Value
SHORT TERM INVESTMENTS-6.66%
Mutual Fund-6.66%
1,693,237	First American Treasury Obligations Fund, Class X, 7-Day Yield .16%	1,693,237

TOTAL SHORT TERM INVESTMENTS
(Cost $1,693,237)	1,693,237

TOTAL INVESTMENT SECURITIES-99.93%
(Cost $29,684,274)	25,408,713
OTHER ASSETS IN EXCESS OF LIABILITIES-0.07%	17,591
NET ASSETS-100.00%	$25,426,304

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES MICRO CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS-83.82%
	Basic Materials-1.35%
16,645	Schnitzer Steel Industries, Inc., Class A	$217,051
		217,051

	Consumer, Cyclical-11.56%
14,970	Century Communities, Inc.*	217,215
22,875	Haverty Furniture Cos., Inc.	271,984
5,750	Insight Enterprises, Inc.*	242,248
29,210	M/I Homes, Inc.*	482,841
22,811	Patrick Industries, Inc.	642,358
		1,856,646

	Consumer, Non-cyclical-21.34%
4,905	BioSpecifics Technologies Corp.*	277,476
12,740	Ingles Markets, Inc., Class A	460,678
5,047	John B Sanfilippo & Son, Inc.	451,202
43,305	Kamada, Ltd.*	252,468
30,635	Lantheus Holdings, Inc.*	390,903
6,495	National HealthCare Corp.	465,886
11,415	PetIQ, Inc.*	265,170
5,555	Semler Scientific, Inc.*	221,645
25,325	TrueBlue, Inc.*	323,147
12,940	Village Super Market, Inc., Class A	318,065
		3,426,640

	Financial-20.32%
52,800	Ares Commercial Real Estate Corp., REIT	369,072
44,835	Enova International, Inc.*	649,659
8,595	Federal Agricultural Mortgage Corp., Class C	478,140
10,305	LGI Homes, Inc.*	465,271
31,400	OFG Bancorp	351,052
9,990	Piper Sandler Cos.	505,194
24,615	Universal Insurance Holdings, Inc.	441,101
		3,259,489

	Industrial-9.98%
12,020	ArcBest Corp.	210,590
25,740	CAI International, Inc.*	363,964
7,105	NACCO Industries, Inc., Class A	198,798
20,000	Vectrus, Inc.*	828,200
		1,601,552

	Technology-19.27%
94,290	ACCO Brands Corp.	476,164
20,815	Innoviva, Inc.*	244,784
3,855	Integer Holdings Corp.*	242,325
21,405	Nova Measuring Instruments, Ltd.*	698,873
30,213	PC Connection, Inc.	1,245,078

Shares		Value
	Technology (continued)
17,990	Vanda Pharmaceuticals, Inc.*	$186,376
		3,093,600

TOTAL COMMON STOCKS
(Cost $14,992,255)		13,454,978

Shares		Value
SHORT TERM INVESTMENTS-20.72%
	Mutual Fund-20.72%
3,325,251	First American Treasury Obligations Fund, Class X, 7-Day Yield .16%	3,325,251

TOTAL SHORT TERM INVESTMENTS
(Cost $3,325,251)		3,325,251

TOTAL INVESTMENT SECURITIES-104.54%
(Cost $18,317,506)		16,780,229
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS-(4.54)%		(729,233)
NET ASSETS-100.00%		$16,050,996

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES AGGRESSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-56.86%
	Basic Materials-1.45%
2,375	International Paper Co.	$73,934
4,475	Newmont Mining Corp.	202,628
		276,562

	Consumer, Cyclical-7.61%
4,925	CVS Health Corp.	292,200
16,550	Gray Television, Inc.*	177,747
1,000	Home Depot, Inc.	186,710
2,700	Insight Enterprises, Inc.*	113,751
3,625	Lennar Corp., Class A	138,475
2,250	Target Corp.	209,183
2,950	Walmart, Inc.	335,179
		1,453,245

	Consumer, Non-cyclical-11.78%
775	Anthem, Inc.	175,956
2,700	FTI Consulting, Inc.*	323,379
1,475	Helen of Troy, Ltd.*	212,444
9,300	Kroger Co.	280,116
3,125	Medtronic PLC	281,813
1,350	Merck & Co., Inc.	103,869
2,750	National HealthCare Corp.	197,258
3,000	Procter & Gamble Co.	330,000
7,750	TrueBlue, Inc.*	98,890
2,100	Zoetis, Inc.	247,149
		2,250,874

	Energy-2.62%
2,350	Chevron Corp.	170,281
5,550	EOG Resources, Inc.	199,356
2,900	Valero Energy Corp.	131,544
		501,181

	Financial-6.92%
3,200	Allstate Corp.	293,536
2,200	American Financial Group, Inc.	154,176
4,350	CBRE Group, Inc., Class A*	164,038
17,125	Chimera Investment Corp., REIT	155,837
1,700	Globe Life, Inc.	122,349
1,150	Goldman Sachs Group, Inc.	177,778
2,800	JPMorgan Chase & Co.	252,084
		1,319,798

	Industrial-3.44%
3,475	AGCO Corp.	164,194
4,650	Magna International, Inc.	148,428
3,500	MasTec, Inc.*	114,555
2,225	United Rentals, Inc.*	228,953
		656,130

	Technology-16.85%
1,575	Amgen, Inc.	319,300
1,500	Apple, Inc.	381,435
1,550	Arrow Electronics, Inc.*	80,398

Shares or Principal Amount		Value
	Technology (continued)
1,925	Cabot Microelectronics Corp.	$219,719
5,000	Cisco Systems, Inc.	196,550
5,875	Intel Corp.	317,955
1,425	KLA Corp.	204,829
950	Lockheed Martin Corp.	322,003
2,525	Microsoft Corp.	398,218
1,675	Motorola Solutions, Inc.	222,641
725	Northrop Grumman Corp.	219,349
2,000	SYNNEX Corp.	146,200
1,175	Visa, Inc., Class A	189,316
		3,217,913

	Utilities-6.19%
13,100	AES Corp.	178,160
2,700	American Electric Power Co., Inc.	215,946
6,875	AT&T, Inc.	200,406
2,250	Entergy Corp.	211,432
4,200	FirstEnergy Corp.	168,294
3,875	Verizon Communications, Inc.	208,204
		1,182,442

TOTAL COMMON STOCKS
(Cost $12,316,004)		10,858,145

Shares or Principal Amount		Value
EXCHANGE TRADED FUNDS-3.33%
16,125	iShares® Gold Trust*	243,004
5,600	iShares® MSCI Emerging Markets ETF	191,128
2,500	Technology Select Sector SPDR® Fund	200,925

TOTAL EXCHANGE TRADED FUNDS
(Cost $718,635)		635,057

Shares or Principal Amount		Value
CORPORATE BONDS-2.94%
	Financial-1.37%
$250,000	Citigroup, Inc., 3.875%, 3/26/25	262,017

	Industrial-0.26%
50,000	General Electric Co., 2.700%, 10/9/22	49,179

	Technology-1.31%
250,000	International Business Machines Corp., 1.625%, 5/15/20	249,854

TOTAL CORPORATE BONDS
(Cost $563,619)		561,050

Shares or Principal Amount		Value
U.S. GOVERNMENT AGENCIES-2.62%
	Federal Farm Credit Banks Funding Corp.-2.62%
$500,000	2.000%, 1/23/25	500,336

TOTAL U.S. GOVERNMENT AGENCIES
(Cost $500,000)		500,336

Shares or Principal Amount		Value
U.S. TREASURY BONDS & NOTES-25.38%
	U.S. Treasury Bonds-15.56%
$750,000	2.625%, 11/15/20	761,572
1,200,000	2.625%, 2/15/29	1,403,156
150,000	2.750%, 11/15/47	198,545

Shares or Principal Amount		Value
	U.S. Treasury Bonds (continued)
$500,000	2.250%, 8/15/49	$608,321
		2,971,594
	U.S. Treasury Notes-7.89%
500,000	3.500%, 5/15/20	502,060
1,000,000	1.375%, 9/15/20	1,005,703
		1,507,763
	United States Treasury Inflation Indexed Bonds-1.93%
371,943	0.625%, 7/15/21	368,434

TOTAL U.S. TREASURY BONDS & NOTES
(Cost $4,549,262)		4,847,791

Shares or Principal Amount		Value
SHORT TERM INVESTMENTS-8.71%
	Mutual Fund-8.71%
1,664,123	First American Treasury Obligations Fund, Class X, 7-Day Yield 1.527%	1,664,123

TOTAL SHORT TERM INVESTMENTS
(Cost $1,664,123)		1,664,123

TOTAL INVESTMENT SECURITIES-99.84%
(Cost $20,311,643)		19,066,502
OTHER ASSETS IN EXCESS OF LIABILITIES-0.16%		30,983
NET ASSETS-100.00%		$19,097,485

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

James Advantage Funds	Notes to Quarterly Schedule of Investments
March 31, 2020 (Unaudited)

1. ORGANIZATION

James Advantage Funds (the “Trust”) is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Micro Cap Fund and James Aggressive Allocation Fund are each a diversified series of the Trust (individually a “Fund,” collectively the “Funds”). Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other investors that are approved by management of the Trust).

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The James Balanced: Golden Rainbow Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund’s adviser, James Investment Research, Inc. (“James” or the “Adviser”), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The James Small Cap Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies. The Adviser defines small capitalization as those companies with market capitalizations at the time of purchase no larger than the stocks in the James Small Cap Fund’s benchmark, the Russell 2000® Index.

James Micro Cap Fund seeks to provide long-term capital appreciation. The James Micro Cap Fund seeks to achieve its objective by investing primarily in common stocks of micro capitalization companies. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the Russell Microcap® Index, including exchange traded funds (“ETFs”) that invest primarily in such securities.

James Aggressive Allocation Fund seeks to provide total return through a combination of growth and income. Preservation of capital in declining markets is a secondary objective. The James Aggressive Allocation Fund will generally run equity allocations of 60% or higher and, therefore, could be more volatile than a more conservative fund that holds a smaller percentage of its assets in stocks. Due to its aggressive nature, the James Aggressive Allocation Fund will generally have a turnover ratio much higher than the James Balanced: Golden Rainbow Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are considered an investment company for financial reporting purposes under U.S. GAAP.

Share Valuation

The net asset value per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The net asset value per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the James Micro Cap Fund are subject to a redemption fee of 2% if redeemed within 180 days of purchase.

Securities Valuation

Securities are valued at fair value. The Funds' portfolio securities, including short positions, are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Equity securities that are traded on any exchange, including closed-end funds and exchange-traded funds, are valued at the last quoted sale price on the exchange or market in which such securities are principally traded. Lacking a last sale price, a security is valued at its last bid price except when, in James’ opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ® over-the-counter market are valued at their NASDAQ® Official Closing Price (“NOCP”) for all NASDAQ® National Market (“NNM”) and NASDAQ® Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its net asset value) that materially affects a security’s value, when James determines that the market quotation does not accurately reflect the current value or when a non-144A restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”). Corporate bonds, U.S. government agencies, U.S. Treasury bonds and notes, foreign, and municipal bonds are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing services generally use market models that consider trade data, yields, spreads, quotations from dealers and active market makers, credit worthiness, market information of comparable securities, and other relevant security specific information. Asset backed/commercial mortgage backed securities are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing service generally uses models that consider trade data, prepayment, and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Shares of open-end investment companies are valued at net asset value.

Notes to Quarterly Schedule of Investments	James Advantage Funds
March 31, 2020 (Unaudited)

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. The values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; or
Level 3 -	Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

James Advantage Funds	Notes to Quarterly Schedule of Investments
March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2020:

James Balanced: Golden Rainbow Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$268,312,719	$–	$–	$268,312,719
Exchange Traded Funds	9,218,010	–	–	9,218,010
Corporate Bonds	–	69,127,757	–	69,127,757
Municipal Bonds	–	18,797,590	–	18,797,590
U.S. Government Agencies	–	57,828,565	–	57,828,565
Mortgage Backed Securities	–	29,227,970	–	29,227,970
U.S. Treasury Bonds & Notes	223,281,930	–	–	223,281,930
Foreign Bonds	–	7,165,483	–	7,165,483
Short Term Investments	30,515,624	–	–	30,515,624
Total	$531,328,283	$182,147,365	$–	$713,475,648

James Small Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$23,715,476	$–	$–	$23,715,476
Short Term Investments	1,693,237	–	–	1,693,237
Total	$25,408,713	$–	$–	$25,408,713

James Micro Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$13,454,978	$–	$–	$13,454,978
Short Term Investments	3,325,251	–	–	3,325,251
Total	$16,780,229	$–	$–	$16,780,229

James Aggressive Allocation Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$10,858,145	$–	$–	$10,858,145
Exchange Traded Funds	635,057	–	–	635,057
Corporate Bonds	–	561,050	–	561,050
U.S Government Agencies	–	500,336	–	500,336
U.S. Treasury Bonds & Notes	4,847,791	–	–	4,847,791
Short Term Investments	1,664,123	–	–	1,664,123
Total	$18,005,116	$1,061,386	$–	$19,066,502

*	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

Notes to Quarterly Schedule of Investments	James Advantage Funds
March 31, 2020 (Unaudited)

Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses are determined using the specific identification method, which liquidates all losses first, before any gains. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of March 31, 2020, the Funds did not hold when-issued securities or delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation

The market value of investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, provided by WM Reuters, at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized and between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

3. LINE OF CREDIT

Each Fund has a revolving line of credit agreement with U.S. Bank, N.A. (the “Bank”). Borrowings under these arrangements are secured by investments held in the Funds’ portfolios as notated on the Schedules of Investments and bear interest at the Bank’s prime rate. For the nine months ended March 31, 2020, the Funds did not utilize their line of credit. Each Fund’s line of credit agreement expired on July 9, 2019 and was renewed for one year. The terms of the agreements can be characterized as follows:

Fund	Maximum Balance Available	Interest Rate	Expiration Date
James Balanced: Golden Rainbow Fund	$40,000,000	Prime Rate*	July 8, 2020
James Small Cap Fund	$2,000,000	Prime Rate*	July 8, 2020
James Micro Cap Fund	$1,250,000	Prime Rate*	July 8, 2020
James Aggressive Allocation Fund	$500,000	Prime Rate*	July 8, 2020

*	The rate at which the Bank announces its prime lending rate.